Utility Plant (Tables)	12 Months Ended
Dec. 31, 2025
Utility Plant [Abstract]
Summary of Utility Plant
The following table presents electric, natural gas and common utility plant classified by account:

		Puget Energy		Puget Sound Energy
Utility Plant	Estimated Useful Life 1	December 31,		December 31,
(Dollars in Thousands)	(Years)	2025	2024	2025	2024
Distribution plant	7-65	$9,589,563	$8,983,586	$11,062,733	$10,474,294
Production plant	12-90	3,810,312	3,310,663	4,419,413	3,928,187
Transmission plant	44-75	2,245,439	1,908,891	2,350,904	2,015,060
General plant	5-75	902,919	805,960	922,152	826,918
Intangible plant (including capitalized software) 2	3-50	686,587	716,038	677,122	706,576
Plant acquisition adjustment	N/A	242,827	242,827	282,792	282,792
Underground storage	25-60	52,695	50,047	65,553	63,004
Liquefied natural gas storage	25-50	256,284	256,144	258,049	257,909

		Puget Energy		Puget Sound Energy
Utility Plant	Estimated Useful Life 1	December 31,		December 31,
(Dollars in Thousands)	(Years)	2025	2024	2025	2024
Plant held for future use	N/A	29,438	59,657	29,591	59,809
Recoverable cushion gas	N/A	8,784	8,784	8,784	8,784
Plant not classified	N/A	1,355,183	733,184	1,355,183	733,184
Finance leases, net of accumulated amortization 3	N/A	159,475	91,045	159,475	91,045
Less: accumulated provision for depreciation		(5,555,794)	(5,101,926)	(7,808,039)	(7,382,662)

Subtotal		$13,783,712	$12,064,900	$13,783,712	$12,064,900
Construction work in progress		1,082,208	1,577,695	1,082,208	1,577,695

Net utility plant		$14,865,920	$13,642,595	$14,865,920	$13,642,595

1.	Estimated Useful Life years have been approved in the 2022 GRC.
2.	Intangible assets include capitalized software and franchise agreements with useful lives ranging between 3-10 years and 10-50 years, respectively.
3.	At December 31, 2025, and 2024, accumulated amortization of finance leases at Puget Energy and PSE was $25.6 million and $18.3 million, respectively.

Summary of Jointly Owned Utility Plants	The Company’s share of fuel costs and operating expenses for plant in service are included in the corresponding accounts in the Consolidated Statements of Income.

Puget Energy
Jointly Owned Generating Plants (Dollars in Thousands)	Energy Source (Fuel)	Company’s Ownership Share	Plant in Service at Cost	Construction Work in Progress	Accumulated Depreciation
Colstrip Units 3 and 4 1	Coal	25.00%	$324,187	$—	$(320,572)
Frederickson 1	Natural Gas	49.85	68,006	—	(38,390)
Jackson Prairie	Natural Gas	33.34	50,546	—	(15,792)
Tacoma LNG	Natural Gas	various	496,973	4,974	(49,793)

1.	The transfer of PSE’s interest in Colstrip Units 3 and 4 to NorthWestern Energy was completed by January 1, 2026, and thus thereafter Colstrip no longer serves PSE customers.

Puget Sound Energy
Jointly Owned Generating Plants (Dollars in Thousands)	Energy Source (Fuel)	Company’s Ownership Share	Plant in Service at Cost	Construction Work in Progress	Accumulated Depreciation
Colstrip Units 3 and 4 1	Coal	25.00%	$574,980	$—	$(571,365)
Frederickson 1	Natural Gas	49.85	73,658	—	(44,042)
Jackson Prairie	Natural Gas	33.34	65,553	—	(30,799)
Tacoma LNG	Natural Gas	various	246,365	1,146	(24,278)

1.	The transfer of PSE’s interest in Colstrip Units 3 and 4 to NorthWestern Energy was completed by January 1, 2026, and thus thereafter Colstrip no longer serves PSE customers.

Summary of Asset Retirement Obligations

Puget Energy and Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2025	2024
ARO beginning balance	$235,943	$207,034
New ARO recognized in the period	626	18,811
Relief of liability	(16,296)	(6,049)
Revisions in estimated cash flows	2,411	9,471
Accretion expense	7,145	6,676

ARO ending balance	$229,829	$235,943